Derivative Instrument - Cash Flow Hedge (Details) - Cash Flow Hedging [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Derivative [Line Items]
Weighted average fixed pay rate	2.44%
Weighted average variable receive rate	0.24%
Weighted average maturity in years	1 year
Unrealized loss relating to interest rate swap	$ 157,000
Collateral Already Posted, Aggregate Fair Value	$ 400,000	$ 0